13F-HR
<SEQUENCE>1
<FILENAME>futuris20121231.txt
UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2012

Amendment [ ]; Amendment Number:
  This Amendment:   [ ] is a restatement.
                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Futuris Asset Management AB
Normalmstog 14
SE-10386 Stockholm, Sweden

13F File Number: 150-01720

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Jonas Hamilton
Head of Middle Office
+46 8 56621480
Signature, Place, and Date of Signing:

/s/ Jonas Hamilton    Stockholm, Sweden Feb 14, 2013

Report Type:

[X]	13F HOLDINGS REPORT

[ ]	13F NOTICE

[ ]	13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:




I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE
ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 8
Form 13F Information Table Value Total: 104,048
List of Other Included Managers:

ISSUER                      TYPE       CUSIP   Value      SHS    INVEST    OTHER   VOTING
                                               (x1000)           DSCRTN    MNGRS    AUTH
BAKER HUGHES INC            COM      057224107  9189    225000    SOLE      N/A     SOLE
DEVON ENERGY CORP NEW       COM      25179M103  10408   200000    SOLE      N/A     SOLE
DRYSHIPS INC                SHS      Y2109Q101  4345    2750000   SOLE      N/A     SOLE
HALLIBURTON CO              COM      406216101  10407   300000    SOLE      N/A     SOLE
OCEAN RIG UDW INC           SHS      Y64354205  30545   2040398   SOLE      N/A     SOLE
QEP RES INC                 COM      74733V100  6054    200000    SOLE      N/A     SOLE
ROWAN COMPANIES PLC         SHS CL A G7665A101  15240   500000    SOLE      N/A     SOLE
TRANSOCEAN LTD              REG SHS  H8817H100  17860   400000    SOLE      N/A     SOLE